Investments (Tables)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Summary of Investments for General Accounts Comprise Financial Assets Excluding Derivatives And Investments in Real Estate

	Insurance related				2023

	Insurance contracts		Investment contracts with DPF

Investments	Direct Part.	Without direct part.	Direct Part.	Without direct part.	Non-Insur- ance related	Total

Financial assets measured at FVOCI – with recycling	-	44,404	-	5,854	97	50,354

Financial assets measured at FVOCI – no recycling	-	9	-	-	1	10

Financial assets measured at amortized cost	-	7,941	-	2,216	70	10,227

Financial assets measured at FVPL – designated	107,714	2,078	47,759	19	38,347	195,916

Financial assets measured at FVPL – mandatory	-	8,889	-	386	111	9,386

Total financial assets, excluding derivatives	107,714	63,321	47,759	8,474	38,626	265,894

Investments in real estate	227	55	152	-	54	488

Total investments	107,941	63,376	47,911	8,474	38,680	266,382

	Insurance related				2022

	Insurance contracts		Investment contracts with DPF

Investments	Direct Part.	Without direct part.	Direct Part.	Without direct part.	Non-Insur- ance related	Total

Financial assets measured at FVOCI – with recycling	-	48,556	-	5,482	176	54,214

Financial assets measured at FVOCI – no recycling	-	9	-	-	1	10

Financial assets measured at amortized cost	-	8,254	-	2,159	39	10,453

Financial assets measured at FVPL – designated	103,327	1,833	45,453	47	30,843	181,503

Financial assets measured at FVPL – mandatory	-	7,719	-	285	75	8,079

Total financial assets, excluding derivatives	103,327	66,371	45,453	7,972	31,134	254,257

Investments in real estate	236	59	168	-	40	502

Total investments	103,562	66,430	45,620	7,972	31,174	254,759

Summary of Financial Assets Excluding Derivatives

	2023

Financial assets, excluding derivatives, by measurement category	FVOCI (With recycling)	FVOCI (no recycling)	Amortized cost	FVPL (designated)	FVPL (mandatory)	Total	Fair value

Investments where Aegon bears the risk for investment performance

Shares	-	10	-	-	291	300	300

Debt securities	47,191	-	52	1,538	858	49,639	49,639

Money market and other short-term investments	3,135	-	-	215	3,999	7,349	7,349

Deposits with financial institutions	-	-	18	-	-	18	18

Mortgage loans	-	-	10,157	-	-	10,157	9,025

Other	29	-	1	773	4,239	5,040	5,040

Total	50,354	10	10,227	2,526	9,386	72,504	71,371

	2022

Financial assets, excluding derivatives, by measurement category	FVOCI (With recycling)	FVOCI (no recycling)	Amortized cost	FVPL (designated)	FVPL (mandatory)	Total	Fair value

Investments where Aegon bears the risk for investment performance

Shares	-	10	-	-	348	358	358

Debt securities	51,607	-	-	1,241	799	53,647	53,647

Money market and other short-term investments	2,576	-	-	167	2,876	5,618	5,618

Deposits with financial institutions	-	-	45	-	-	45	45

Mortgage loans	-	-	10,406	-	-	10,406	9,218

Other	31	-	1	532	4,056	4,619	4,619

Total	54,214	10	10,453	1,940	8,079	74,694	73,505
In both 2022 and 2023 no significant transactions took place with respect to Shares recognized at FVOCI.
No
dividends were received during 2023 (2022:
0
).

	2023	2022

Financial assets, excluding derivatives, by measurement category	FVPL (designated)	FVPL (designated)

Investments where policyholders bear the risk for investment performance

Shares	16,191	15,505

Debt securities	6,172	5,694

Money market and other short-term investments	1,346	1,263

Unconsolidated investment funds	167,411	154,741

Deposits with financial institutions	2,271	2,360

Total	193,390	179,563

Summary of Investments in Real Estate

	2023	2022

On January 1	502	3,206

Additions	42	41

Subsequent expenditure capitalized	2	12

Disposals	(18)	(83)

Fair value gains / (losses)	(50)	(112)

Transfers to disposal groups	-	(2,545)

Transfers to other headings	-	7

Net exchange differences	9	(24)

On December 31	488	502

Value of Aegon’s properties, which were appraised in the current year	99%	99%

Appraisals performed by independent external appraisers	95%	95%